Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,072,759.4	$ 31,962.3	₨ 1,862,550.9
Fair Value
Total	2,111,385.6	32,558.0	₨ 1,878,684.4
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	11,440.5
Over one year through five years	10,822.8
Over five years through ten years	52.2
Over ten years	270.8
Amortized Cost	22,586.3
Fair Value
Within one year	11,320.1	174.6
Over one year through five years	10,672.4	164.6
Over five years through ten years	52.0	0.8
Over ten years	408.5	6.3
Total	₨ 22,453.0	$ 346.3